Financial risk management - Floating Rate Risk Effects on Profit Before Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]
Disclosure of detailed information about financial instruments [line items]
(Loss) / Profit before income tax	$ (24,257)	$ 9,983	[1]	$ 27,175
Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
(Loss) / Profit before income tax	(1,385)	(968)
Floating interest rate | Interest rate risk | Argentine Peso
Disclosure of detailed information about financial instruments [line items]
(Loss) / Profit before income tax	(1,115)	(496)
Floating interest rate | Interest rate risk | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
(Loss) / Profit before income tax	(270)	(472)
Floating interest rate | Interest rate risk | Uruguay, Pesos
Disclosure of detailed information about financial instruments [line items]
(Loss) / Profit before income tax	0	0
Floating interest rate | Interest rate risk | US Dollar
Disclosure of detailed information about financial instruments [line items]
(Loss) / Profit before income tax	0	0
Brazilian Reais | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
(Loss) / Profit before income tax	(193)	(277)
Brazilian Reais | Floating interest rate | Interest rate risk | Argentine Peso
Disclosure of detailed information about financial instruments [line items]
(Loss) / Profit before income tax	0	0
Brazilian Reais | Floating interest rate | Interest rate risk | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
(Loss) / Profit before income tax	(193)	(277)
Brazilian Reais | Floating interest rate | Interest rate risk | Uruguay, Pesos
Disclosure of detailed information about financial instruments [line items]
(Loss) / Profit before income tax	0	0
Brazilian Reais | Floating interest rate | Interest rate risk | US Dollar
Disclosure of detailed information about financial instruments [line items]
(Loss) / Profit before income tax	0	0
US Dollar | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
(Loss) / Profit before income tax	(1,192)	(691)
US Dollar | Floating interest rate | Interest rate risk | Argentine Peso
Disclosure of detailed information about financial instruments [line items]
(Loss) / Profit before income tax	(1,115)	(496)
US Dollar | Floating interest rate | Interest rate risk | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
(Loss) / Profit before income tax	(77)	(195)
US Dollar | Floating interest rate | Interest rate risk | Uruguay, Pesos
Disclosure of detailed information about financial instruments [line items]
(Loss) / Profit before income tax	0	0
US Dollar | Floating interest rate | Interest rate risk | US Dollar
Disclosure of detailed information about financial instruments [line items]
(Loss) / Profit before income tax	$ 0	$ 0

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.